UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21419

SPARX Asia Funds
(Exact name of registrant as specified in charter)

360 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Kevin T. Medina, Esq.
SPARX Investment & Research, USA, Inc.
360 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:	212-452-5000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS
July 31, 2007 (unaudited)

Shares			Value

	COMMON STOCKS	97.1%
	Banks	8.7%
629	Mizuho Financial Group, Inc.		$4,430,117
453	Sumitomo Mitsui Financial Group, Inc.		4,093,871
25,000	Suruga Bank, Ltd.		310,791

			8,834,779

	Building Material	1.4%
271,000	Nippon Sheet Glass Co., Ltd.		1,423,522

	Chemicals	2.8%
322,000	Taiyo Nippon Sanso Corp.		2,892,506

	Communication	0.6%
24,400	Zenrin Co., Ltd.		627,645

	Construction	8.4%
188,000	Haseko Corp.*		499,055
185,000	Kajima Corp.		756,617
144,000	Obayashi Corp.		762,677
765,000	Shimizu Corp.		4,558,501
560,000	Taisei Corp.		1,976,923

			8,553,773

	Electronics	3.7%
27,900	Densei-Lambda K.K.		326,018
1,800	Keyence Corp.		386,680
86,000	NEC Corp.		420,581
212,000	Toshiba Corp.		1,988,296
50,000	Yaskawa Electric Corp.		605,833

			3,727,408

	Iron & Steel	5.5%
16,200	JFE Holdings, Inc.		1,110,997
776,000	Sumitomo Metal Industries, Ltd.		4,468,641

			5,579,638

	Land Transportation	2.3%
380,000	Tokyu Corp.		2,360,545

	Machinery	7.1%
159,400	Komatsu, Ltd.		5,030,829
83,000	Kubota Corp.		689,195

 See Accompanying Notes to Portfolio of Investments.

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS (CONT.)
July 31, 2007 (unaudited)

Shares			Value

	Machinery (continued)
107,000	Tadano, Ltd.		$1,536,614

			7,256,638

	Manufacturing	3.5%
942,000	IHI Corp.		3,595,085

	Metal Products	2.6%
157,000	NHK Spring Co., Ltd.		1,414,490
23,800	Sumco Corp.		1,221,908

			2,636,398

	Nonferrous Metals	2.8%
119,000	Sumitomo Metal Mining Co., Ltd.		2,886,862

	Office Business Equipment	0.4%
17,000	Ricoh Co., Ltd.		368,501

	Other Products	7.3%
144,500	Fuji Seal International, Inc.		3,081,162
609,000	Mizuno Corp.		3,569,438
95,000	Wood One Co., Ltd.		776,391

			7,426,991

	Real Estate Services	4.2%
650	NTT Urban Development Corp.		1,176,520
19,830	Sumitomo Real Estate Sales Co., Ltd.		1,470,026
94,600	Tokyu Livable, Inc.		1,686,548

			4,333,094

	Retail Trade	1.8%
10,600	Fast Retailing Co., Ltd.		601,056
26,400	St. Marc Holdings Co., Ltd.		1,240,158

			1,841,214

	Securities & Commodity Futures	0.5%
50,800	Kyokuto Securities Co., Ltd.		559,356

	Semiconductors	0.5%
18,300	NEC Electronics Corp.*		523,380

	Services	2.4%
6,700	Benesse Corp.		207,039

 See Accompanying Notes to Portfolio of Investments.

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS (CONT.)
July 31, 2007 (unaudited)

Shares			Value

	Services (continued)
631	Intelligence, Ltd.		$1,153,610
485	Round One Corp.		1,087,742

			2,448,391

	Transport Equipment	10.7%
217,000	Bosch Corp.		1,133,770
788,000	Isuzu Motors, Ltd.		4,277,839
300,000	T.RAD Co., Ltd.		1,860,449
60,300	Toyota Motor Corp.		3,665,797

			10,937,855

	Wholesale Trade	19.9%
273	Chip One Stop, Inc.*		330,320
365,000	Itochu Corp.		4,578,741
821,000	Marubeni Corp.		7,872,346
50,400	Misumi Group, Inc.		859,532
172,200	Mitsubishi Corp.		5,085,227
78,400	Sumitomo Corp.		1,518,369

			20,244,535

	Total Common Stocks (Cost $95,088,400)		99,058,116

Principal Amount

	Short-Term Investment	0.9%
$934,962	Blackrock Liquidity Funds Tempcash Portfolio (Cost $934,962)		$934,962

	Total Investments	98.0%	99,993,078
	(Cost $96,023,362)
	Net Other Assets and Liabilities	2.0%	1,994,262

	NET ASSETS	100.0%	$101,987,340

See Accompanying Notes to Portfolio of Investments.

SPARX Japan Fund

PORTFOLIO OF INVESTMENTS (CONT.)
July 31, 2007 (unaudited)

	SUMMARY OF INVESTMENTS BY COUNTRY

		Percentage of
		Investment
	Country	Securities	Value

	Japan	99.1%	$99,058,116
	United States	0.9	934,962

	Total	100.00%	$99,993,078

*	Non-income producing.

See Accompanying Notes to Portfolio of Investments.

SPARX Japan Fund

Notes to Portfolio of Investments

July 31, 2007

(Unaudited)

a. Investment Valuation

Equity securities are valued at the last reported sale price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees. In fair valuing a portfolio security, relevant factors that may be considered include, (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchases; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts of futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values. Because the Fund invests in Japanese securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.

Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund does not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.

b. Securities Transactions and Investment Income

Securities transactions are accounted for on trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

c. Foreign Currency

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Fund’s concentration in securities issued by companies located in Japan, the Fund will be particularly subject to the risks of any adverse social, political, and economic events which occur in Japan or affect Japanese markets, and the value of the Fund’s shares may be more volatile than funds that do not similarly concentrate their investments.

d. Forward Contracts

The Fund may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in the U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

e. Federal Income Tax Information

At July 31, 2007, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$96,023,362
Gross Unrealized Appreciation	$11,478,306
Gross Unrealized Depreciation	(7,508,590)
Net Unrealized Appreciation of Investments	$3,969,716

f. New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which this Statement is initially applied.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	SPARX Asia Funds

By (Signature and Title)*	/s/ Takashi Tsuchiya
Takashi Tsuchiya, President (principal executive officer)

Date	September 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Takashi Tsuchiya
Takashi Tsuchiya, President (principal executive officer)

Date	September 18, 2007

By (Signature and Title)*	/s/ Hoi Fong
Hoi Fong, Treasurer (principal financial officer)

Date	September 18, 2007

* Print the name and title of each signing officer under his or her signature.